Acquisition of dynamic indonesia holdings limited (Details Narrative) - USD ($)							3 Months Ended
	Aug. 30, 2024	Oct. 05, 2023	Jun. 05, 2023	Feb. 03, 2023	Oct. 03, 2022	Jun. 02, 2022	Sep. 30, 2024	Mar. 31, 2021
Purchase of shares, value							$ 24,350,001
Dynamic Indonesia Holdings Ltd [Member]
Purchase of shares, value	$ 5,353,841
Dynamic Indonesia Holdings Ltd [Member] | Seamless Group Inc [Member]
Ownership percentage								51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Minimum [Member]
Ownership percentage						49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Minimum [Member] | Seamless Group Inc [Member]
Ownership percentage						49.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Maximum [Member]
Ownership percentage						51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Maximum [Member] | Seamless Group Inc [Member]
Ownership percentage						51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member]
Issuance of share capital (before Business Combination), shares		1,000				5,000
Purchase of shares, value		$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Seamless Group Inc [Member]
Issuance of share capital (before Business Combination), shares		1,000				5,000
Purchase of shares, value		$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Minimum [Member]
Ownership percentage		57.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Minimum [Member] | Seamless Group Inc [Member]
Ownership percentage		57.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Maximum [Member]
Ownership percentage		59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Five [Member] | Maximum [Member] | Seamless Group Inc [Member]
Ownership percentage		59.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Issuance of share capital (before Business Combination), shares						1,000
Purchase of shares, value						$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Seamless Group Inc [Member]
Issuance of share capital (before Business Combination), shares						1,000
Purchase of shares, value						$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Issuance of share capital (before Business Combination), shares					1,000
Purchase of shares, value					$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Seamless Group Inc [Member]
Issuance of share capital (before Business Combination), shares					1,000
Purchase of shares, value					$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member] | Seamless Group Inc [Member]
Ownership percentage					51.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member] | Seamless Group Inc [Member]
Ownership percentage					54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Issuance of share capital (before Business Combination), shares				1,000
Purchase of shares, value				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Seamless Group Inc [Member]
Issuance of share capital (before Business Combination), shares				1,000
Purchase of shares, value				$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Minimum [Member] | Seamless Group Inc [Member]
Ownership percentage				54.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member] | Seamless Group Inc [Member]
Ownership percentage				56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member]
Issuance of share capital (before Business Combination), shares			1,000
Purchase of shares, value			$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Seamless Group Inc [Member]
Issuance of share capital (before Business Combination), shares			1,000
Purchase of shares, value			$ 200,000
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Minimum [Member]
Ownership percentage			56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Minimum [Member] | Seamless Group Inc [Member]
Ownership percentage			56.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Maximum [Member]
Ownership percentage			57.00%
Subscription Agreement [Member] | Dynamic Indonesia Holdings Ltd [Member] | Share Based Compensation Award Tranche Four [Member] | Maximum [Member] | Seamless Group Inc [Member]
Ownership percentage			57.00%